SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - STATEMENTS OF FINANCIAL POSITION (Parenthetical) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Accumulated depreciation and amortization	$ 50,116,238	$ 46,347,589
Preferred stock, par value (in dollars per share)	$ 100	$ 100
Preferred stock, shares outstanding (in shares)	0	0
Preferred Stock, Shares Issued	0	0
Preferred stock, shares authorized (in shares)	6,000	6,000
Common stock, shares outstanding (in shares)	170,000	170,000
Liabilities and Equity	$ 1,162,924,256	$ 1,118,221,935
Voting Common Stock
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 100	$ 100
Common stock, shares outstanding (in shares)	1,700	1,700
Common stock, shares issued (in shares)	1,700	1,700
Common stock, shares authorized (in shares)	2,000	2,000
Nonvoting Common Stock
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares outstanding (in shares)	168,300	168,300
Common stock, shares issued (in shares)	168,300	168,300
Common stock, shares authorized (in shares)	198,000	198,000